SHORT-TERM DEBT AND LONG-TERM DEBT (Narrative - Long-term debt) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Oct. 30, 2015	Jan. 31, 2016	Nov. 30, 2015	Oct. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Long-term Debt [Member]
LONG-TERM DEBT [Line Items]
Fair Value Adjustment of Warrants	$ 6,656
Debt Instrument, Interest Rate, Effective Percentage				9.95%
Minimum [Member] | Long-term Debt [Member]
LONG-TERM DEBT [Line Items]
Interest rate (as a percent)					5.50%	5.50%
Maximum [Member] | Long-term Debt [Member]
LONG-TERM DEBT [Line Items]
Interest rate (as a percent)					7.00%	7.00%
A trust company [Member] | SoFi [Member]
LONG-TERM DEBT [Line Items]
Face amount of debt				$ 59,260
Interest rate (as a percent)				6.00%
Number of shares entitled to be purchased on exercise of warrants				1,502,507
Exercise price of warrants issued (in dollars per share)				$ 15.7763
A trust company [Member] | SoFi [Member] | Series F Preferred Stock [Member]
LONG-TERM DEBT [Line Items]
Number of Preferred Stock of equity method investee pledged				7,512,535
An asset management company [Member] | Minimum [Member]
LONG-TERM DEBT [Line Items]
Interest rate (as a percent)			12.00%
An asset management company [Member] | Maximum [Member]
LONG-TERM DEBT [Line Items]
Interest rate (as a percent)			16.00%
An asset management company [Member] | SoFi [Member]
LONG-TERM DEBT [Line Items]
Face amount of debt			$ 69,468
Repayments of Long-term Debt		$ 23,608
An asset management company [Member] | SoFi [Member] | Series B Preferred Stock [Member]
LONG-TERM DEBT [Line Items]
Number of Preferred Stock of equity method investee pledged			4,970,573
An asset management company [Member] | SoFi [Member] | Series D Preferred Stock [Member]
LONG-TERM DEBT [Line Items]
Number of Preferred Stock of equity method investee pledged			6,020,695
An asset management company [Member] | SoFi [Member] | Series E Preferred Stock [Member]
LONG-TERM DEBT [Line Items]
Number of Preferred Stock of equity method investee pledged			2,361,116